Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
April 30, 2024
SCV-NPRT3-0624
1.815774.119
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Media - 1.5%
Nexstar Media Group, Inc. Class A	441,800	70,714,508
CONSUMER DISCRETIONARY - 8.7%
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc. (a)(b)	987,236	52,915,850
Churchill Downs, Inc.	185,520	23,932,080
		76,847,930
Leisure Products - 3.5%
BRP, Inc.	1,085,000	72,998,002
Brunswick Corp. (b)	1,123,253	90,579,122
		163,577,124
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	884,172	64,526,873
Lithia Motors, Inc. Class A (sub. vtg.)	94,000	23,911,720
Murphy U.S.A., Inc.	100,000	41,382,000
Upbound Group, Inc.	1,072,453	33,256,768
		163,077,361
TOTAL CONSUMER DISCRETIONARY		403,502,415
CONSUMER STAPLES - 3.7%
Beverages - 1.1%
MGP Ingredients, Inc. (b)	615,000	48,240,600
Consumer Staples Distribution & Retail - 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	187,500	14,002,500
U.S. Foods Holding Corp. (a)	2,136,000	107,334,000
		121,336,500
TOTAL CONSUMER STAPLES		169,577,100
ENERGY - 8.9%
Energy Equipment & Services - 3.7%
Cactus, Inc. (b)	1,350,000	67,014,000
Noble Corp. PLC (b)	750,000	33,285,000
TechnipFMC PLC	1,825,000	46,756,500
Tidewater, Inc. (a)	270,000	24,799,500
		171,855,000
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	2,287,000	77,780,870
Parkland Corp.	2,615,000	80,559,438
Sitio Royalties Corp.	3,576,805	83,124,948
		241,465,256
TOTAL ENERGY		413,320,256
FINANCIALS - 25.6%
Banks - 13.4%
BOK Financial Corp.	505,000	44,808,650
Cadence Bank	2,420,000	66,961,400
Cullen/Frost Bankers, Inc.	335,000	34,953,900
Eastern Bankshares, Inc.	8,270,100	103,872,456
First Foundation, Inc. (b)	2,281,375	12,501,935
First Interstate Bancsystem, Inc.	2,096,200	55,968,540
Independent Bank Group, Inc.	1,339,769	49,892,998
Pinnacle Financial Partners, Inc.	804,000	61,666,800
Synovus Financial Corp.	1,202,700	43,044,633
The Bank of NT Butterfield & Son Ltd.	1,760,000	59,840,000
Trico Bancshares	1,029,000	35,778,330
Webster Financial Corp.	1,163,829	51,010,625
		620,300,267
Capital Markets - 1.8%
AllianceBernstein Holding LP	1,328,200	44,481,418
Lazard, Inc. Class A	1,029,300	39,628,050
		84,109,468
Consumer Finance - 2.6%
Encore Capital Group, Inc. (a)(b)	1,140,200	46,850,818
FirstCash Holdings, Inc.	657,300	74,261,754
		121,112,572
Financial Services - 0.3%
ECN Capital Corp. (b)	10,243,751	13,096,286
Insurance - 7.5%
Enstar Group Ltd. (a)	296,049	85,963,748
First American Financial Corp.	1,506,600	80,708,562
Old Republic International Corp.	3,275,100	97,794,486
Primerica, Inc.	397,224	84,155,877
		348,622,673
TOTAL FINANCIALS		1,187,241,266
HEALTH CARE - 8.3%
Biotechnology - 2.6%
ALX Oncology Holdings, Inc. (a)	748,400	12,737,768
Arcellx, Inc. (a)	92,000	4,601,840
Celldex Therapeutics, Inc. (a)	357,300	13,370,166
Crinetics Pharmaceuticals, Inc. (a)	360,000	15,775,200
Cytokinetics, Inc. (a)	220,853	13,542,706
Insmed, Inc. (a)	260,000	6,427,200
Keros Therapeutics, Inc. (a)	210,000	11,841,900
Madrigal Pharmaceuticals, Inc. (a)(b)	33,600	6,855,072
Spyre Therapeutics, Inc. (a)	254,164	8,395,037
Vaxcyte, Inc. (a)	227,096	13,750,663
Viridian Therapeutics, Inc. (a)	355,889	4,719,088
Xenon Pharmaceuticals, Inc. (a)	215,000	8,739,750
		120,756,390
Health Care Providers & Services - 3.9%
AMN Healthcare Services, Inc. (a)	545,000	32,689,100
BrightSpring Health Services, Inc.	1,903,796	20,351,579
Owens & Minor, Inc. (a)(b)(c)	4,957,946	122,659,584
Pennant Group, Inc. (a)	103,664	2,167,614
		177,867,877
Life Sciences Tools & Services - 0.2%
Maravai LifeSciences Holdings, Inc. (a)	1,175,000	9,635,000
Pharmaceuticals - 1.6%
Enliven Therapeutics, Inc. (a)(b)	535,540	9,313,041
Prestige Brands Holdings, Inc. (a)	910,000	65,301,600
		74,614,641
TOTAL HEALTH CARE		382,873,908
INDUSTRIALS - 18.1%
Building Products - 2.2%
Hayward Holdings, Inc. (a)(b)	6,008,588	81,596,625
Tecnoglass, Inc.	375,077	20,835,527
		102,432,152
Construction & Engineering - 1.0%
Sterling Construction Co., Inc. (a)	474,029	48,161,346
Ground Transportation - 0.8%
ArcBest Corp.	331,002	36,711,432
Machinery - 4.6%
Astec Industries, Inc.	129,648	5,419,286
Atmus Filtration Technologies, Inc.	1,185,000	35,893,650
EnPro Industries, Inc. (b)	302,672	45,440,147
Hillenbrand, Inc. (b)	1,240,000	59,172,800
REV Group, Inc.	1,735,000	37,927,100
Terex Corp.	503,876	28,242,250
		212,095,233
Professional Services - 6.3%
ASGN, Inc. (a)	550,000	53,047,500
Concentrix Corp. (b)	856,800	46,841,256
Genpact Ltd.	1,646,000	50,598,040
KBR, Inc.	1,472,238	95,607,136
Science Applications International Corp.	360,000	46,332,000
		292,425,932
Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc. (a)	1,181,000	116,363,930
DXP Enterprises, Inc. (a)	163,872	7,990,399
Herc Holdings, Inc.	175,000	25,030,250
		149,384,579
TOTAL INDUSTRIALS		841,210,674
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 3.7%
Ciena Corp. (a)	1,802,900	83,348,067
Lumentum Holdings, Inc. (a)(b)	2,057,127	90,019,878
		173,367,945
Electronic Equipment, Instruments & Components - 5.1%
Insight Enterprises, Inc. (a)	726,873	132,705,202
TD SYNNEX Corp.	301,100	35,481,624
Vontier Corp.	1,640,000	66,633,200
		234,820,026
Semiconductors & Semiconductor Equipment - 1.2%
Diodes, Inc. (a)	760,400	55,516,804
TOTAL INFORMATION TECHNOLOGY		463,704,775
MATERIALS - 5.4%
Chemicals - 1.9%
Ecovyst, Inc. (a)(b)	4,900,000	46,207,000
The Chemours Co. LLC	1,535,000	41,061,250
		87,268,250
Containers & Packaging - 3.5%
Graphic Packaging Holding Co. (b)	3,895,000	100,685,750
O-I Glass, Inc. (a)	4,225,000	63,206,000
		163,891,750
TOTAL MATERIALS		251,160,000
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI) (b)	1,800,000	31,104,000
Americold Realty Trust	1,100,000	24,167,000
LXP Industrial Trust (REIT)	4,815,000	40,205,250
National Storage Affiliates Trust	1,300,000	45,552,000
		141,028,250
Real Estate Management & Development - 3.0%
Compass, Inc. (a)	8,571,296	26,999,582
Cushman & Wakefield PLC (a)(b)	3,816,679	36,830,952
Jones Lang LaSalle, Inc. (a)	425,000	76,797,500
		140,628,034
TOTAL REAL ESTATE		281,656,284
UTILITIES - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares (b)	3,095,750	94,327,503
TOTAL COMMON STOCKS (Cost $4,187,786,773)		4,559,288,689

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	33,625,314	33,632,039
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	149,821,138	149,836,121
TOTAL MONEY MARKET FUNDS (Cost $183,468,160)		183,468,160

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $4,371,254,933)	4,742,756,849
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(104,343,292)
NET ASSETS - 100.0%	4,638,413,557

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	120,807,535	1,191,318,880	1,278,493,720	1,557,910	(656)	-	33,632,039	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	323,721,292	1,324,487,943	1,498,373,114	634,752	-	-	149,836,121	0.5%
Total	444,528,827	2,515,806,823	2,776,866,834	2,192,662	(656)	-	183,468,160

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Encore Capital Group, Inc.	66,885,700	-	4,544,071	-	289,789	(15,780,600)	-
Owens & Minor, Inc.	59,604,481	38,106,784	-	-	-	24,948,319	122,659,584
Traeger, Inc.	29,458,300	-	27,355,136	-	(13,754,774)	11,651,610	-
Total	155,948,481	38,106,784	31,899,207	-	(13,464,985)	20,819,329	122,659,584

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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